SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	313,528
Weighted Average Grant Date Fair Value - Unvested, Beginning balance | $ / shares	$ 0.000002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted | $ / shares
Number of shares, Vested	(250,822)
Weighted Average Grant Date Fair Value - Vested | $ / shares	$ 0.000002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited | $ / shares
Number of shares, Unvested, Ending balance	62,706
Weighted Average Grant Date Fair Value - Unvested, Ending balance | $ / shares	$ 0.000002
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited	(172,584)
2024 Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance
Weighted Average Grant Date Fair Value - Unvested, Beginning balance | $ / shares
Number of shares, Granted	506,596
Weighted Average Grant Date Fair Value - Granted | $ / shares	$ 6.73
Number of shares, Vested
Weighted Average Grant Date Fair Value - Vested | $ / shares
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited | $ / shares
Number of shares, Unvested, Ending balance	506,596
Weighted Average Grant Date Fair Value - Unvested, Ending balance | $ / shares	$ 6.73